RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company has had transactions with the following related parties, being companies in which our principal shareholder Hemen Holding and companies associated with Hemen have, or had, a significant direct or indirect interest:

–    Frontline
–    Frontline Shipping
–    Seadrill (1)
–    Golden Ocean (2)
–    Seatankers Management Norway AS and Seatankers Management Co. Ltd. (collectively “Seatankers”)
–    Front Ocean Management AS and Front Ocean Management Ltd. (collectively “Front Ocean”)
–    NorAm Drilling
–    Paratus Management (UK) Ltd (“Paratus”)
–    River Box
–    Sloane Square Capital Holdings Ltd. (“Sloane Square Capital”)
–    Northern Ocean Operations Ltd. (“Northern Ocean”)

(1) From February 2022, Seadrill was determined to no longer be a related party following its emergence from bankruptcy (see below).

(2) On March 4, 2025, CMB.TECH NV (“CMB.TECH”), through its subsidiary CMB.TECH Bermuda Ltd., entered into a share purchase agreement with Hemen to purchase all of Hemen’s 81,363,730 Golden Ocean common shares at a purchase price of $14.49 per common share (the “Share Purchase”). Following the closing of the Share Purchase on March 12, 2025, Hemen ceased to hold any common share of Golden Ocean and is consequently no longer a related party. CMB.TECH is not a related party to the Company.
The Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	2024	2023
Amounts due from:
Frontline	4,252	2,907
Golden Ocean	237	—
Seatankers	521	411
Front Ocean	18	—
Sloane Square Capital	—	201
NorAm Drilling	109	24
Paratus	2	—
River Box	92	11
Other related parties	3	2
Allowance for expected credit losses*	(33)	(24)
Total amount due from related parties	5,201	3,532
Loans to related parties - associated companies, long-term
River Box	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000
Amounts due to:
Frontline Shipping	1,234	2,813
Golden Ocean	56	57
Other related parties	6	20
Total amount due to related parties	1,296	2,890

*See Note 27: Allowance for Expected Credit Losses.

Related party leasing and service contracts

The Company owned two VLCCs accounted for as direct financing leases, which were leased to Frontline Shipping. During the year ended December 31, 2022, the vessels were sold and delivered to an unrelated third party and a gain of $1.5 million was recognized on the sale of the vessels. The Company also received an additional compensation payment of $4.5 million from Frontline Shipping, for the early termination of the corresponding charters. (See Note 9: Gain on Sale of Assets and Termination of Charters).

As of December 31, 2024, included within vessels, rigs and equipment chartered under operating leases, there were eight Capesize dry bulk carriers leased to a fully guaranteed subsidiary of Golden Ocean (December 31, 2023: eight). As of December 31, 2024, the net book value of assets leased under operating leases to Golden Ocean was $123.6 million (December 31, 2023: $142.9 million). Subsequent to the year end, Golden Ocean exercised the purchase options to buy the eight vessels for an aggregate price of $112.0 million. The vessels are expected to be delivered to Golden Ocean in the third quarter of 2025. (See Note 30: Subsequent Events).

The two drilling rigs owned by the Company, Linus and Hercules, were leased to subsidiaries of Seadrill, previously a related party, under operating leases. Linus was redelivered from Seadrill in September 2022 and Hercules was redelivered from Seadrill in December 2022. In February 2022, Seadrill announced that it has emerged from Chapter 11 after successfully completing its reorganization. Upon emergence a new independent board of directors assumed leadership of the new parent company of the Seadrill group. Hemen's shareholding in Seadrill post-emergence from bankruptcy fell below 1%. Consequently, SFL determined that Seadrill was no longer a related party following the emergence from bankruptcy.

During the year ended December 31, 2024, the Company agreed to lease equipment from the drilling rig Hercules to Northern Ocean, generating $0.9 million in rental income. The equipment is expected to be returned by September 2025.
A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean, Northern Ocean and Seadrill is as follows:

	Year ended December 31,
(in millions of $)	2024	2023	2022
Golden Ocean:
Operating lease income	54.6	54.6	52.3
Profit share	6.4	—	3.0
Frontline Shipping:
Direct financing lease interest income	—	—	0.4
Direct financing lease service revenue	—	—	1.7
Direct financing lease repayments	—	—	1.8
Seadrill:
Operating lease income	—	—	17.8
Northern Ocean:
Operating lease rental income	0.9	—	—

In 2019, SFL entered into an agreement with Golden Ocean, where the Company agreed to finance EGCS installations on seven of the eight Capesize bulk carriers with an amount of up to $2.5 million per vessel, in return for increased charter hire of $1,535 per day from January 1, 2020 to June 30, 2025. The installations were completed during the year ended December 31, 2020, with the cost being capitalized into the value of the assets. Profits sharing arrangements were not changed.

In the year ended December 31, 2024, the Company had eight dry bulk carriers operating on time charters to a subsidiary of Golden Ocean, which include profit sharing arrangements whereby the Company earns a 33% share of profits earned by the vessels above threshold levels - see table above.

The Company also had a profit sharing arrangement related to the two VLCCs on charter to Frontline Shipping, whereby the Company was entitled to profit sharing of 50% of their earnings on a time charter equivalent basis from their use of the Company's fleet above average threshold charter rates calculated on a quarterly basis. The Company earned and recognized profit sharing revenue under the 50% arrangement.

In the event that vessels on charter to the Frontline Shipping are agreed to be sold, the Company may either pay or receive compensation for the early termination of the lease. During the year ended December 31, 2022, the Company sold the VLCCs Front Energy and Front Force to an unrelated third party and a termination fee of $4.5 million was received from Frontline Shipping. (See Note 9: Gain on Sale of Assets and Termination of Charters).

As of December 31, 2024, the Company owed a total of $1.2 million (December 31, 2023: $2.8 million) to Frontline Shipping in respect of vessel management fees, technical supervision fees and items relating to the operation of the vessels.

As of December 31, 2024, the Company was owed $4.3 million (December 31, 2023: $2.9 million) by Frontline in respect of various short-term items, including administration recharges and items relating to the operation of vessels trading in a pool with two vessels owned by Frontline until their disposal.

The vessels leased to Frontline Shipping were on time charter terms and for each such vessel the Company paid a fixed management/operating fee of $9,000 per day to Frontline Management (Bermuda) Ltd., a wholly-owned subsidiary of Frontline. No further fees were paid to Frontline Management (Bermuda) Ltd. after April 2022, following the sale of the final two vessels on charter to Frontline Shipping.

In addition, during the year ended December 31, 2024, the Company also had 23 container vessels, seven dry bulk carriers, seven car carriers and 18 tankers operating on time charter or in the spot market, for which the supervision of the technical management was sub-contracted to Frontline Management (Cyprus) Ltd, previously named Frontline Management (Bermuda) Ltd. (“Frontline Management”). Management fees incurred are included in the table below.

The vessels leased to a subsidiary of Golden Ocean are on time charter terms and for each vessel the Company pays a fixed management/operating fee of $7,000 per day to Golden Ocean Management. Management fees incurred are included in the table below. Management fees are classified as vessel operating expenses in the Consolidated Statements of Operations.

In addition to leasing revenues and repayments, the Company incurred fees with related parties. The Company pays a fixed management fee of $150 per day in relation to nine product tankers and seven Suezmax tankers. The Company also paid Frontline and its subsidiaries a management fee of 1.25% of chartering revenues and a fixed management fee of $150 per day in relation to two Suezmax tankers operating in the spot market until their disposal in March and April 2023. The Company pays fees to Frontline Management for administrative services, including corporate services, and fees to Seatankers and Front Ocean for the provision of advisory and support services. The Company also pays fees to Front Ocean Management AS for the provision of office facilities in Oslo, fees to Golden Ocean Shipping Co Pte. Ltd. for the provision of office facilities in Singapore and fees to Frontline Corporate Services Ltd for the provision of office facilities in London. The Company also provides services to Seatankers, Paratus and NorAm and receives a fee at cost plus margin.

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Frontline:
Vessel Management Fees	2,199	2,296	3,679
Newbuilding Supervision Fees	933	1,514	1,030
Commissions and Brokerage	—	280	498
Administration Services Fees	12	11	7
Golden Ocean:
Vessel Management Fees	20,496	20,440	20,440
Commissions and Brokerage	186	123	—
Operating Management Fees	—	—	22
Seatankers:
Administration Services Fees*	166	304	428
Front Ocean:
Administration Services Fees	698	597	483
Office Facilities and other shared costs:
Seatankers Management Norway AS	16	(10)	106
Front Ocean Management AS	298	310	—
Frontline Management AS	—	—	341
Frontline Corporate Services Ltd.	150	163	93
Frontline Management (Bermuda) Limited	—	14	—
Golden Ocean Shipping Co Pte. Ltd.	84	79	80
NorAm Drilling AS	(18)	(13)	—
Sloane Square Capital Holdings Ltd.	1	—	—
Flex LNG Management Ltd	—	—	3

Related party loans – associated companies

As of December 31, 2024, the Company had one (2023: one) loan receivable outstanding with River Box for $45.0 million (2023: $45.0 million). The loan to River Box is a fixed interest rate loan and is repayable in full on November 16, 2033, or earlier if the company sells its assets.
Interest income received on the loans to associated companies is as follows:

	Year ended December 31,
(in millions of $)	2024	2023	2022
River Box	4.6	4.6	4.6

Related party purchases and sales of vessels

During the year ended December 31, 2024, the Company entered into agreements to acquire three LR2 product tankers under construction from entities related to Hemen, for an aggregate amount of $231.0 million. The vessels were delivered between June and October 2024 and commenced their long term charters to a third party.

In the years ended December 31, 2023 and December 31, 2022, there were no vessels purchased from or sold to related parties.

Other related party transactions

During the year ended December 31, 2022, the Company had a forward contract to repurchase 1.4 million shares of Frontline at a repurchase price of $16.7 million including accrued interest. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and extinguishment of the corresponding debt of $15.6 million. A net gain of $4.6 million was recognized in the Statements of Operations in respect of the settlement during the year ended December 31, 2022. (See Note 11: Investments in Debt and Equity Securities).

Also during the year ended December 31, 2022, the Company redeemed the remaining balance of its investment in senior secured corporate bonds in NorAm Drilling at par value. The Company recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.5 million previously recognized in other comprehensive income was recognized in the Consolidated Statements of Operations. (Refer to Note 11: Investments in Debt and Equity Securities).

As of December 31, 2024, the Company had investment in NorAm Drilling of 1.3 million shares with a fair value of $3.7 million, trading on the Euronext Growth in Oslo. (Refer to Note 11: Investments in Debt and Equity Securities).

Dividends and interest income received from shares held and secured notes issued by related parties:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Dividends received
NorAm Drilling	645	1,246	128
Interest income received
NorAm Drilling	—	—	463

For dividends received from associated companies please refer to Note 18: Investment in Associated Companies.